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                      HARRIS ASSOCIATES INVESTMENT TRUST
                      Two North LaSalle Street, Suite 500
                         Chicago, Illinois 60602-3790

                               January 26, 1998

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

          Harris Associates Investment Trust
          1933 Act Registration No. 33-38953
          1940 Act Registration No. 811-06279

Ladies and Gentlemen:

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Harris Associates Investment Trust (the "Trust") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on January 23, 1998.

                                      Very truly yours,

                                      HARRIS ASSOCIATES INVESTMENT
                                      TRUST

                                        /s/ Ann W. Regan
                                      -------------------------------
                                      Ann W. Regan
                                      Vice President - Shareholder Operations